SCHEDULE OF STOCK OPTION ACTIVITIES (Details) - USD ($)		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, beginning outstanding		$ 0.47	$ 2.27	$ 2.27
Weighted average exercise price, ending outstanding		$ 2.30	$ 3.92	$ 0.47
Number of options vested and expected to vest		1,043,488		960,521
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, beginning outstanding		1,264,890
Weighted average exercise price, beginning outstanding		$ 9.29
Weighted average remaining contractual term beginning outstanding				5 years 9 months
Aggregate intrinsic value, beginning outstanding	[1]	$ 8,185,321	$ 567,584	$ 567,584
Number of options, granted		3,585
Weighted average exercise price, granted		$ 2.79
Weighted average remaining contractual term Granted				9 years 11 months 12 days
Number of options, exercised
Weighted average remaining contractual term Exercised
Weighted average remaining contractual term Expired				4 years 9 months 29 days
Weighted average remaining contractual term Forfeited				6 years 10 months 9 days
Number of options, ending outstanding		1,240,261		1,264,890
Weighted average exercise price, ending outstanding		$ 9.32		$ 9.29
Weighted average remaining contractual term ending outstanding				6 years 3 months 18 days
Aggregate intrinsic value, ending outstanding	[1]			$ 8,185,321
Weighted average remaining contractual term vested and expected to vest				6 years 3 months 18 days
Aggregate intrinsic value vested and expected to vest	[1]			$ 8,185,321
Weighted average remaining contractual term vested and exercisable				5 years 6 months 14 days
Aggregate intrinsic value vested and exercisable	[1]			$ 6,990,741
Number of options, exercised
Number of options, expired/forfeited		(28,214)
Weighted average exercise price, expired/forfeited		$ 7.80
Equity Option [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, beginning outstanding		7,587,909	7,409,714	7,409,714
Weighted average exercise price, beginning outstanding		$ 1.5487	$ 2.3466	$ 2.3466
Number of options, granted				1,713,937
Weighted average exercise price, granted				$ 1.1007
Number of options, exercised				(2,240)
Weighted average exercise price, exercised				$ 0.7400
Number of options, expired				(1,333,982)
Weighted average exercise price, expired				$ 5.1150
Number of options, forfeited				(199,520)
Weighted average exercise price, forfeited				$ 1.0830
Number of options, ending outstanding				7,587,909
Weighted average exercise price, ending outstanding				$ 1.5487
Number of options vested and expected to vest				7,587,909
Weighted average exercise price vested and expected to vest				$ 1.5487
Number of options vested and exercisable				5,763,126
Weighted average exercise price vested and exercisable				$ 1.6830
Number of options, exercised				2,240

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of March 31, 2023 and 2022 of $0.47 and $2.27 per share, respectively.